LOANS RECEIVABLE, NET - Aging of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Total loans	¥ 289,705	¥ 596,747
1 - 89 days past due
Financing Receivable, Past Due [Line Items]
Total loans	0	0
90 days or more past due
Financing Receivable, Past Due [Line Items]
Total loans	23,000	29,500
Total past due
Financing Receivable, Past Due [Line Items]
Total loans	23,000	29,500
Current
Financing Receivable, Past Due [Line Items]
Total loans	¥ 266,705	¥ 567,247